FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedules of Investments (unaudited)
March 31, 2007

Seligman Time Horizon 30 Fund
	Shares	Value
Domestic Equity Funds 59.4%
Seligman Capital Fund*	182,536	$4,353,484
Seligman Communications and Information Fund*	93,286	3,151,201
Seligman Frontier Fund*	42,148	586,279
Seligman Growth Fund*	131,158	587,588
Seligman Large-Cap Value Fund	39,964	588,670
Seligman Smaller-Cap Value Fund*Ø	140,306	2,546,553
		11,813,775
Global Equity Funds 40.0%
Seligman Emerging Markets Fund*Ø	156,125	1,993,716
Seligman Global Smaller Companies Fund*Ø	277,681	4,956,606
Seligman International Growth Fund*	57,726	993,464
		7,943,786
Total Investments 99.4%		19,757,561
Other Assets Less Liabilities 0.6%		125,425
Total Investments 100.0%		$19,882,986

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 62.4%
Seligman Capital Fund*	266,074	$6,345,865
Seligman Communications and Information Fund*	93,257	3,150,221
Seligman Frontier Fund*Ø	67,292	936,032
Seligman Growth Fund*	631,132	2,827,471
Seligman Large-Cap Value Fund	192,343	2,833,212
Seligman Smaller-Cap Value Fund*Ø	208,018	3,775,527
		19,868,328
Global Equity Funds 37.1%
Seligman Emerging Markets Fund*Ø	249,275	3,183,242
Seligman Global Smaller Companies Fund*Ø	304,201	5,429,988
Seligman International Growth Fund*	184,838	3,181,062
		11,794,292
Total Investments 99.5%		31,662,620
Other Assets Less Liabilities 0.5%		158,860
Net Assets 100.0%		$31,821,480

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.7%
Seligman Capital Fund*	340,780	$8,127,603
Seligman Communications and Information Fund*	118,256	3,994,688
Seligman Growth Fund*	800,697	3,587,123
Seligman Large-Cap Value Fund	245,555	3,617,025
Seligman Smaller-Cap Value Fund*Ø	155,116	2,815,355
		22,141,794
Fixed-Income Fund 10.0%
Seligman High-Yield Fund	1,184,291	4,038,432

Global Equity Funds 25.3%
Seligman Emerging Markets Fund*Ø	160,091	2,044,362
Seligman Global Smaller Companies Fund*Ø	229,159	4,090,488
Seligman International Growth Fund*	237,984	4,095,705
		10,230,555
REIT Fund 9.9%
Seligman LaSalle Monthly Dividend Real Estate FundØ	396,707	4,022,609

Total Investments 99.9%		40,433,390
Other Assets Less Liabilities 0.1%		40,258
Net Assets 100.0%		$40,473,648

Seligman Harvester Fund
	Shares	Value
Domestic Equity Funds 44.6%
Seligman Capital Fund*	76,849	$1,832,849
Seligman Common Stock FundØ	151,845	1,998,280
Seligman Growth Fund*	485,295	2,174,122
Seligman Large-Cap Value Fund	148,167	2,182,500
		8,187,751
Fixed-Income Funds 30.0%
Seligman Core Fixed Income FundØØ	258,936	1,833,267
Seligman High-Yield Fund	536,797	1,830,477
Seligman U.S. Government Securities Fund	268,400	1,833,172
		5,496,916
Global Equity Fund 10.0%
Seligman International Growth Fund*	106,689	1,836,118

REIT Fund 14.7%
Seligman LaSalle Monthly Dividend Real Estate FundØ	266,377	2,701,063

Total Investments 99.3%		18,221,848
Other Assets Less Liabilities 0.7%		121,623
Net Assets 100.0%		$18,343,471

_______________
*	Non-incoming producing security.
Ø	Security paid capital gain distributions in the twelve months ended March 31, 2007.
ØØ	Affiliated issuer - Fund's holdings representing 5% or more of the outstanding voting securities. A summary of the Harvester Fund's transactions in the securities of the issuer during the period ended March 31, 2007 is as follows:

Affiliate	Beginning Shares	Gross Purchases and Additions	Gross Sales and Reductions	Ending Shares	Dividend Income	Realized Gain (Loss)	Ending Value
Seligman Core Fixed Income Fund	241,246	17,690	—	258,936	$20,131	$ —	$1,833,267

Organization:— Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund (collectively, the “Funds”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Security Valuation— Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund’s Manager believes it approximates fair value.

Tax Information— At March 31, 2007, the cost of investments for federal income tax purposes, and the tax basis net and gross unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Seligman Time Horizon 30 Fund	$15,240,903	$4,516,658	—	$4,516,658
Seligman Time Horizon 20 Fund	24,773,693	6,888,927	—	6,888,927
Seligman Time Horizon 10 Fund	33,710,110	6,820,927	$(97,647)	6,723,280
Seligman Harvester Fund	16,227,974	2,349,804	(355,930)	1,993,874

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.